Other income (expenses)	12 Months Ended
Dec. 31, 2013
Other income (expenses)

13. Other income (expenses)

Other income (expenses) consisted of the following:

	For the years ended December 31,
	2011	2012	2013
Interest income	$2,051,101	$3,302,882	$3,145,152
Sale of E-Roda trademark	—	1,942,682	—
Investment gain	5,941,960	601,793	308,160
Others	(171,147)	(92,340)	(58,836)

	$7,821,914	$5,755,017	$3,394,476